Earnings/ (Loss) per Common Share	12 Months Ended
Dec. 31, 2018
Earnings/ (Loss) per Common Share [Abstract]
EARNINGS/ (LOSS) PER COMMON SHARE

NOTE 21: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/ (loss) per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

Net (loss)/ income for the years ended December 31, 2018, 2017 and 2016 was adjusted for the purposes of earnings/ (loss) per share calculation, for the dividends on the Series A Preferred Shares, the restricted common stock and for the undistributed income that is attributable to the Series C Convertible Preferred Stock.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Numerator:
Net (loss)/ income	$(86,373)	$(78,899)	$62,878
Less:
Dividend declared on restricted shares	(172)	(89)	(105)
Undistributed loss/ (income) attributable to Series C participating preferred shares	4,312	3,835	(3,058)
Net (loss)/ income attributable to common stockholders, basic	$(82,233)	$(75,153)	$59,715
Plus:
Dividend declared on restricted shares	—	—	105
Net (loss)/ income attributable to common stockholders, diluted	$(82,233)	$(75,153)	$59,820
Denominator:
Denominator for basic net (loss)/ income per share — weighted average shares	9,784,507	10,027,469	9,995,514
Series A preferred stock	—	—	15,519
Restricted shares	—	—	38,044
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	9,784,507	10,027,469	10,049,077
Net (loss)/ income per share, basic	$(8.40)	$(7.50)	$6.00
Net (loss)/ income per share, diluted	$(8.40)	$(7.50)	$6.00

Potential common shares of 732,769 for the year ended December 31, 2018, 617,843, for the year ended December 31, 2017 (which includes Series C Preferred Stock, stock options and restricted shares), 611,733, for the years ended December 31, 2016 (which includes Series C Preferred Stock and stock options) have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.